CONSOLIDATED BALANCE SHEETS - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash	¥ 16,259,457	¥ 5,810,938
Restricted cash	86,829	34,299
Accounts receivable, net of allowance for doubtful accounts	1,480,335	879,962
Value-added-tax ("VAT") recoverable	155,620	129,994
Prepaid expenses	163,986	80,913
Other current assets	172,579	148,603
Total current assets	18,318,806	7,084,709
Property and equipment, net	29,596,061	19,184,639
Intangible assets, net	785,322	394,628
Prepaid land use rights, net	678,190	747,187
Operating lease right-of-use assets	3,059,700	796,679
Goodwill	2,596,393	1,905,840	¥ 1,751,970
Deferred tax assets	146,088	72,931
Restricted cash	146,643	128,025
VAT recoverable	1,445,521	888,483
Other non-current assets	486,071	289,410
Total assets	57,258,795	31,492,531
Current liabilities
Short-term borrowings and current portion of long-term borrowings (including amounts of the consolidated VIEs without resource to the primary beneficiary of RMB254,000 and RMB343,944 as of December 31, 2019 and 2020, respectively)	2,153,390	1,137,737
Accounts payable (including amounts of the consolidated VIEs without resource to the primary beneficiary of RMB181,448 and RMB194,325 as of December 31, 2019 and 2020, respectively)	3,657,112	1,675,966
Accrued expenses and other payables (including amounts of the consolidated VIEs without resource to the primary beneficiary of RMB160,401 and RMB152,534 as of December 31, 2019 and 2020, respectively)	1,395,981	817,883
Deferred revenue (including amounts of the consolidated VIEs without resource to the primary beneficiary of RMB68,003 and RMB90,192 as of December 31, 2019 and 2020, respectively)	96,668	90,316
Operating lease liabilities, current (including amounts of the consolidated VIEs without resource to the primary beneficiary of RMB31,869 and RMB50,888 as of December 31, 2019 and 2020, respectively)	86,258	55,139
Finance lease and other financing obligations, current (including amounts of the consolidated VIEs without resource to the primary beneficiary of RMB125,318 and RMB31,629 as of December 31, 2019 and 2020, respectively)	254,412	222,473
Total current liabilities	7,643,821	3,999,514
Long-term borrowings, excluding current portion (including amounts of the consolidated VIEs without resource to the primary beneficiary of RMB12,500 and RMB60,042 as of December 31, 2019 and 2020, respectively)	10,566,746	8,028,473
Convertible bonds payable	1,928,466	2,049,654
Operating lease liabilities, non-current (including amounts of the consolidated VIEs without resource to the primary beneficiary of RMB66,387 and RMB361,502 as of December 31, 2019 and 2020, respectively)	1,542,895	709,998
Finance lease and other financing obligations, non-current (including amounts of the consolidated VIEs without resource to the primary beneficiary of RMB921,965 and RMB982,209 as of December 31, 2019 and 2020, respectively)	8,097,881	4,751,121
Deferred tax liabilities (including amounts of the consolidated VIEs without resource to the primary beneficiary of RMB76,297 and RMB91,036 as of December 31, 2019 and 2020, respectively)	462,007	252,672
Other long-term liabilities (including amounts of the consolidated VIEs without resource to the primary beneficiary of RMB29,950 and RMB34,281 as of December 31, 2019 and 2020, respectively)	349,257	345,537
Total liabilities	30,591,073	20,136,969
Mezzanine Equity
Redeemable preferred shares (US$0.00005 par value; 150,000 shares authorized, issued and outstanding as of December 31, 2019 and December 31, 2020, respectively; Redemption value of RMB1,061,981 and RMB980,910 as of December 31, 2019 and December 31, 2020, respectively; Liquidation value of RMB1,537,636 and RMB2,576,578 as of December 31, 2019 and December 31, 2020, respectively)	980,910	1,061,981
Redeemable non-controlling interests	120,820
Total mezzanine equity	1,101,730	1,061,981
Shareholders' Equity
Ordinary shares (US$0.00005 par value; 2,002,000,000 authorized; 1,148,842,379 and 1,427,590,059 Class A ordinary shares issued and outstanding as of December 31, 2019 and 2020, respectively; 67,590,336 Class B ordinary shares issued and outstanding as of December 31, 2019 and 2020, respectively)	507	412
Additional paid-in capital	28,728,717	12,403,043
Accumulated other comprehensive loss	(439,635)	(52,684)
Accumulated deficit	(2,723,597)	(2,057,190)
Total shareholders' equity	25,565,992	10,293,581	¥ 5,521,925	¥ 4,475,512
Commitments and contingencies
Total liabilities, mezzanine equity and shareholders' equity	¥ 57,258,795	¥ 31,492,531